Short-Term Investment (Details) - Schedule of fair value of common shares held - Medigus Ltd [Member]	6 Months Ended
Apr. 30, 2023 USD ($) shares
Short-Term Investment (Details) - Schedule of fair value of common shares held [Line Items]
Beginning shares | shares	193,750
Additions | $
Unrealized loss | $	$ (58,749)
Ending shares | shares	135,001